Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Comp. Table Total for CEO(1)(2) ($)		Average Summary Comp. Table Total for non-CEO NEOs(1)(2) ($)	Average Comp. Actually Paid to non-CEO NEOs(1)(2) ($)	Value of Initial Fixed $100 Investment Based On:
Year		Comp. Actually Paid to CEO(1)(2) ($)			Total Shareholder Return(3) ($)	S&P 500 Pharmaceuticals Index TSR(3) ($)	Net Income (Loss) ($)	Adjusted EBITDA(4) ($)

2025	14,925,756	37,809,296	3,830,938	5,381,195	74	188	(232,000,000)	901,000,000
2024	14,833,704	9,230,819	3,374,788	2,395,892	39	148	338,000,000	910,000,000
2023	13,663,169	17,319,899	3,028,792	3,573,716	49	137	(1,231,000,000)	979,000,000
2022	12,713,632	(2,017,094)	2,782,450	863,887	40	136	(78,000,000)	1,017,000,000
2021	12,060,015	16,525,957	3,202,470	3,753,652	93	126	(483,000,000)	1,059,000,000

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	For 2025, the CEO was our Chief Executive Officer Mr. Jeffrey Simmons, and the other NEOs were Mr. Robert VanHimbergen- Executive Vice President and Chief Financial Officer, Mr. Todd Young- Former Executive Vice President and Chief Financial Officer; Dr. Ellen de Brabander- Executive Vice President, Innovation and Regulatory; Dr. Ramiro Cabral- Executive Vice President, Elanco International; and Mr. Tim Bettington, Executive Vice President, Global Strategy and Market Development.
For 2024, the CEO was our Chief Executive Officer Mr. Jeffrey Simmons, and the other NEOs were Mr. Todd Young- Executive Vice President and Chief Financial Officer; Dr. Ellen de Brabander- Executive Vice President, Innovation and Regulatory; Dr. Ramiro Cabral- Executive Vice President, Elanco International; and Mr. Tim Bettington, Executive Vice President, Global Strategy and Market Development.
For 2023, the CEO was our Chief Executive Officer Mr. Jeffrey Simmons, and the other NEOs were Mr. Todd Young- Executive Vice President and Chief Financial Officer; Dr. Ellen de Brabander- Executive Vice President, Innovation and Regulatory; Dr. Ramiro Cabral- Executive Vice President, Elanco International; and Mr. Tim Bettington, Executive Vice President, Global Strategy and Market Development.
For 2022, the CEO was our Chief Executive Officer Mr. Jeffrey Simmons, and the other NEOs were Mr. Todd Young- Executive Vice President and Chief Financial Officer; Dr. Ellen de Brabander- Executive Vice President, Innovation, Regulatory, and Business Development; Dr. Ramiro Cabral- Executive Vice President, Elanco International; and Mr. Bobby Modi, Executive Vice President, U.S. Pet Health and Global Digital Transformation.
For 2021, the CEO was our Chief Executive Officer Mr. Jeffrey Simmons, and the other NEOs were Mr. Todd Young- Executive Vice President and Chief Financial Officer; Mr. Aaron Schacht- Former Executive Vice President, Innovation, Regulatory, and Business Development; Ms. Joyce Lee- Former Executive Vice President, U.S. Pet Health and Commercial Operations; and Dr. Ramiro Cabral- Executive Vice President, Elanco International.

Peer Group Issuers, Footnote	Total shareholder return (“TSR”) is calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2020 (the last trading day of 2020) through and including the end of the fiscal year for each year reported in the table. Upon review, it was determined that the amounts previously reported for the S&P 500 Pharmaceuticals Index TSR for 2021 - 2023 were inaccurate; those amounts have been adjusted in this year's table.
PEO Total Compensation Amount	$ 14,925,756	$ 14,833,704	$ 13,663,169	$ 12,713,632	$ 12,060,015
PEO Actually Paid Compensation Amount	$ 37,809,296	9,230,819	17,319,899	(2,017,094)	16,525,957
Adjustment To PEO Compensation, Footnote	A reconciliation of Total Compensation from the SCT to CAP to our Chief Executive Officer and the average of our Other NEOs is shown below. No dividends are paid on Elanco stock, so the table below does not include any reconciliation related to dividends paid in the years prior to vesting. Our NEOs do not participate in any pension plans, so the reconciliation covers equity awards only.

	2025
Adjustments(a)	CEO ($)	Average of Other NEOs ($)

Total Compensation from SCT	14,925,756	3,830,938
Adjustments for stock and option awards:
Deduct: SCT amount of Stock and Option awards	(12,000,004)	(2,284,616)
Add: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	26,108,860	2,861,736
Add: Fair value of awards granted during the fiscal year that vested during applicable fiscal year	—	250,848
Add/Deduct: The difference between the fair value of awards from the end of the prior fiscal year(s) to the end of the applicable fiscal year for awards that are outstanding and unvested at year end	9,553,168	877,719
Add: Change in fair value from the end of the prior fiscal year to the vesting date of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(778,483)	17,201
Deduct: Change in fair value of awards granted during prior fiscal year that were forfeited during applicable fiscal year	—	(172,631)
Compensation Actually Paid (as calculated)	37,809,296	5,381,195
(a)    All equity awards used to determine compensation actually paid to NEOs were re-valued according to FASB ASC Topic 718 and use materially consistent methodologies and assumptions as those used for purposes of grant date fair values reported in the SCT.

Non-PEO NEO Average Total Compensation Amount	$ 3,830,938	3,374,788	3,028,792	2,782,450	3,202,470
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,381,195	2,395,892	3,573,716	863,887	3,753,652
Adjustment to Non-PEO NEO Compensation Footnote	A reconciliation of Total Compensation from the SCT to CAP to our Chief Executive Officer and the average of our Other NEOs is shown below. No dividends are paid on Elanco stock, so the table below does not include any reconciliation related to dividends paid in the years prior to vesting. Our NEOs do not participate in any pension plans, so the reconciliation covers equity awards only.

	2025
Adjustments(a)	CEO ($)	Average of Other NEOs ($)

Total Compensation from SCT	14,925,756	3,830,938
Adjustments for stock and option awards:
Deduct: SCT amount of Stock and Option awards	(12,000,004)	(2,284,616)
Add: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	26,108,860	2,861,736
Add: Fair value of awards granted during the fiscal year that vested during applicable fiscal year	—	250,848
Add/Deduct: The difference between the fair value of awards from the end of the prior fiscal year(s) to the end of the applicable fiscal year for awards that are outstanding and unvested at year end	9,553,168	877,719
Add: Change in fair value from the end of the prior fiscal year to the vesting date of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(778,483)	17,201
Deduct: Change in fair value of awards granted during prior fiscal year that were forfeited during applicable fiscal year	—	(172,631)
Compensation Actually Paid (as calculated)	37,809,296	5,381,195
(a)    All equity awards used to determine compensation actually paid to NEOs were re-valued according to FASB ASC Topic 718 and use materially consistent methodologies and assumptions as those used for purposes of grant date fair values reported in the SCT.

Compensation Actually Paid vs. Total Shareholder Return
CAP AND TSR VERSUS S&P 500 PHARMACEUTICALS INDEX TSR
The chart below compares our TSR, S&P 500 Pharmaceuticals Index TSR, and CAP to our Chief Executive Officer and other NEOs (averaged) for the five-year period from 2021 to 2025. The graph compares the return on Elanco’s common stock with that of the S&P 500 Pharmaceuticals Index, as described in footnote 3 from our Pay Versus Performance Table. The graph assumes a person invested $100 at market close on December 31, 2020 (the last trading day of 2020) in both Elanco and the S&P 500 Pharmaceuticals Index, and measures TSR, through and including the end of the fiscal year, for each year shown below. This TSR calculation includes both stock price and dividends. It assumes that dividends paid by a company are reinvested in that company’s stock.

Compensation Actually Paid vs. Net Income
CAP AND GAAP NET INCOME (LOSS)
The charts shown below present a graphical comparison of CAP to our Chief Executive Officer and the average CAP to our other NEOs set forth in the Pay Versus Performance Table above, as compared against the following performance measures: (1) GAAP Net Income, and (2) Adjusted EBITDA.
Executive pay is not linked to GAAP Net Income; therefore, there is a limited relationship between this metric and CAP.

Compensation Actually Paid vs. Company Selected Measure	CAP AND ADJUSTED EBITDA
Total Shareholder Return Vs Peer Group
CAP AND TSR VERSUS S&P 500 PHARMACEUTICALS INDEX TSR
The chart below compares our TSR, S&P 500 Pharmaceuticals Index TSR, and CAP to our Chief Executive Officer and other NEOs (averaged) for the five-year period from 2021 to 2025. The graph compares the return on Elanco’s common stock with that of the S&P 500 Pharmaceuticals Index, as described in footnote 3 from our Pay Versus Performance Table. The graph assumes a person invested $100 at market close on December 31, 2020 (the last trading day of 2020) in both Elanco and the S&P 500 Pharmaceuticals Index, and measures TSR, through and including the end of the fiscal year, for each year shown below. This TSR calculation includes both stock price and dividends. It assumes that dividends paid by a company are reinvested in that company’s stock.

Tabular List, Table
The following table lists the most important financial measures the Company used to link compensation actually paid to the NEOs for fiscal year 2025 to our performance:

Total Shareholder Return	Adjusted EBITDA	Elanco Cash Earnings	Adjusted EBITDAR

Total Shareholder Return Amount	$ 74	39	49	40	93
Peer Group Total Shareholder Return Amount	188	148	137	136	126
Net Income (Loss)	$ (232,000,000)	$ 338,000,000	$ (1,231,000,000)	$ (78,000,000)	$ (483,000,000)
Company Selected Measure Amount	901,000,000	910,000,000	979,000,000	1,017,000,000	1,059,000,000
PEO Name	Mr. Jeffrey Simmons
Additional 402(v) Disclosure	For 2025, the most important metric in determining CAP to our NEOs was our TSR, as an 87% increase in our share price was the primary driver in our year-over-year change in CAP. Our executives’ CAP is closely aligned with the returns of our shareholders because at-risk, stock based compensation represents the majority of our executives' total on-target earnings, at approximately 81% for our CEO and 57% for our NEOs. However, because TSR is already reported in the table, we have identified our Company Selected Measure as Adjusted EBITDA. This measure was selected because it is a critical component embedded in the metrics of both our 2024 Annual Cash Incentive program as well as our 2023 and 2024 Performance Awards. For 2024, the combination of our Annual Cash Incentive and Performance Awards at target made up nearly half of at-target NEO compensation, so changes in Adjusted EBITDA have a material impact on resulting multiples in both metrics, impacting CAP to our executives. The full reconciliation between our GAAP Net Income and Adjusted EBITDA can be found in Appendix A: “Reconciliation of GAAP Reported to Selected Non-GAAP Adjusted Information.”
Relationship between Pay and Performance
As described in the “Compensation Discussion and Analysis,” our executive compensation program reflects a pay-for-performance philosophy. While we utilize several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance table above. Moreover, the Compensation and Human Capital Committee generally seeks to incentivize long-term performance, and therefore, does not specifically align the Company’s performance measures with CAP (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. Furthermore, both total compensation and CAP are impacted by various factors described in the “Compensation Discussion and Analysis,” including adjustments to NEO compensation over recent years on the glidepath to market competitive compensation.
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between CAP and the information presented in the Pay Versus Performance table.

Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Elanco Cash Earnings
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDAR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,000,004)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,108,860
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,553,168
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(778,483)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,284,616)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,861,736
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	877,719
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	250,848
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,201
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (172,631)